Share-Based Compensation - Valuation Assumption (Details) - Stock options - 2021 Plan	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value	$ 1.69
Risk-free interest rate	1.45%
Term (years)	6 days
Volatility	51.67%
Expected dividend	0.00%